UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment
|X|; Amendment Number: 1
This Amendment (Check only one.): |X| is a restatement.
|_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		November 2, 2006


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:   $110,780,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2280    57820 SH       SOLE                    57820
AFFILIATED COMP SVCS           COM              008190100     3543    59865 SH       SOLE                    59865
ALTRIA GROUP                   COM              02209s103     3015    40345 SH       SOLE                    40345
AMBAC INC COM                  COM              023139108      299     3885 SH       SOLE                     3885
AMGEN INC COM                  COM              031162100     2620    33226 SH       SOLE                    33226
BANK OF AMERICA CORP           COM              060505104     3180    68903 SH       SOLE                    68903
BED BATH & BEYOND              COM              075896100      206     5685 SH       SOLE                     5685
BEST BUY COMPANY INC           COM              086516101     2159    49645 SH       SOLE                    49645
BJ SVCS CO COM                 COM              055482103     3864   105375 SH       SOLE                   105375
CARBO CERAMICS INC             COM              140781105      289     5119 SH       SOLE                     5119
CARNIVAL CRUISES               COM              143658300     2106    39395 SH       SOLE                    39395
CHEESECAKE FACTORY             COM              163072101      232     6215 SH       SOLE                     6215
CITIGROUP INC                  COM              172967101     3569    73545 SH       SOLE                    73545
CITY NATIONAL CORP             COM              178566105      310     4280 SH       SOLE                     4280
COSTCO COMPANIES INC           COM              22160k105     2338    47252 SH       SOLE                    47252
CVS CORP                       COM              126650100     3493   132220 SH       SOLE                   132220
EATON CORP                     COM              278058102     2186    32590 SH       SOLE                    32590
EBAY INC COM                   COM              278642103      242     5590 SH       SOLE                     5590
ELECTRONIC ARTS INC            COM              285512109     3077    58817 SH       SOLE                    58817
EQUITABLE RESOURCES            COM              294549100     2826    77025 SH       SOLE                    77025
EXXON MOBIL CORP               COM              30231g102      206     3675 SH       SOLE                     3675
FIRST DATA CORP                COM              319963104      313     7270 SH       SOLE                     7270
FORTUNE BRANDS INC             COM              349631101     2802    35910 SH       SOLE                    35910
GENENTECH INC COM NEW          COM              368710406      240     2590 SH       SOLE                     2590
GENERAL ELEC CO                COM              369604103     3061    87338 SH       SOLE                    87338
GRUPO TELEVISA ADR             COM              40049j206      320     3970 SH       SOLE                     3970
HONEYWELL INC COM              COM              438516106     2596    69685 SH       SOLE                    69685
IBM                            COM              459200101     3296    40092 SH       SOLE                    40092
INTEL CORP                     COM              458140100     2223    89067 SH       SOLE                    89067
INTL GAME TECH                 COM              459902102      255     8290 SH       SOLE                     8290
JOHNSON & JOHNSON              COM              478366107     2784    46328 SH       SOLE                    46328
JOHNSON CONTROLS INC           COM              478366107     2914    39970 SH       SOLE                    39970
JP MORGAN CHASE & CO           COM              46625h100     2875    72435 SH       SOLE                    72435
KERR MCGEE CORP COM            COM              492386107     1127    12402 SH       SOLE                    12402
L-3 COMMUNICATIONS             COM              502424104      298     4010 SH       SOLE                     4010
LOWES COS INC COM              COM              548661107      442     6630 SH       SOLE                     6630
MOHAWK INDUSTRIES              COM              608190104      254     2925 SH       SOLE                     2925
NABORS INDUSTRIES INC          COM              629568106      337     4445 SH       SOLE                     4445
PAYCHEX INC                    COM              704326107      284     7440 SH       SOLE                     7440
PEABODY ENERGY CORP            COM              704549104     4948    60035 SH       SOLE                    60035
PENNEY J C INC COM             COM              708160106     3343    60130 SH       SOLE                    60130
PEPSICO INC                    COM              713448108     3147    53262 SH       SOLE                    53262
PIXAR COM                      COM              725811103      241     4575 SH       SOLE                     4575
PRAXAIR INC                    COM              74005p104     3583    67647 SH       SOLE                    67647
PROCTER & GAMBLE CO            COM              742718109     3184    55011 SH       SOLE                    55011
QUEST DIAGNOSTICS              COM              74834l100      210     4080 SH       SOLE                     4080
QUESTAR CORP                   COM              748356102     3019    39885 SH       SOLE                    39885
ROPER INDUSTRIES               COM              776696106      298     7535 SH       SOLE                     7535
ST PAUL TRAVELERS              COM              792860108     2010    44989 SH       SOLE                    44989
STARBUCKS                      COM              855244109     2271    75690 SH       SOLE                    75690
STATE STR CORP COM             COM              857477103      284     5122 SH       SOLE                     5122
STERICYCLE INC COM             COM              858012108      286     4855 SH       SOLE                     4855
TARGET CORP COM                COM              87612e106     1971    35850 SH       SOLE                    35850
TEVA PHARMACEUTICALS           COM              881624209      544    12654 SH       SOLE                    12654
UNITED TECHNOLOGIES            COM              913017109     3017    53955 SH       SOLE                    53955
UNITEDHEALTH GROUP INC         COM              91324p102     2757    44361 SH       SOLE                    44361
VALERO ENERGY CORP COM         COM              91913y100     3260    63178 SH       SOLE                    63178
WAL-MART STORES INC            COM              931142103      263     5615 SH       SOLE                     5615
WELLS FARGO & CO-NEW           COM              949746101     2386    37970 SH       SOLE                    37970
WYETH COM                      COM              983024100      202     4381 SH       SOLE                     4381
XTO ENERGY                     COM              98385x106      548    12479 SH       SOLE                    12479
iSHARES S&P SMCAP 600 VALUE    COM              464287879      215     3370 SH       SOLE                     3370
KINDER MORGAN ENERGY LP                         494550106      332     6950 SH       SOLE                     6950